Earnings per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,003,599	6,412,017	8,126,552